Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Receipts from customers	$ 3,535	$ 3,339	$ 3,418
Payments to suppliers and employees	(2,433)	(2,408)	(2,351)
Cash generated from operations	1,102	931	1,067
Dividends received from joint ventures	77	91	6
Taxation refund	7	5	14
Taxation paid	(228)	(171)	(174)
Net cash inflow (outflow) from operating activities from continuing operations	958	856	913
Net cash inflow (outflow) from operating activities from discontinued operations	89	1	84
Net cash inflow (outflow) from operating activities	1,047	857	997
Cash flows from investing activities
Capital expenditure	(703)	(575)	(675)
Interest capitalised and paid	(6)	0	0
Dividends from other investments	0	2	0
Proceeds from disposal of tangible assets	3	10	3
Other investments acquired	(9)	(13)	(8)
Proceeds from disposal of other investments	3	7	3
Investments in associates and joint ventures	(5)	(8)	(27)
Loans advanced to associates and joint ventures	(3)	(5)	(6)
Loans repaid by associates and joint ventures	23	22	0
Decrease (increase) in cash restricted for use	0	(6)	(8)
Interest received	14	5	7
Net cash inflow (outflow) from investing activities from continuing operations	(683)	(561)	(711)
Net cash inflow (outflow) from investing activities from discontinued operations	(54)	226	(151)
Cash in subsidiaries sold and transferred to held for sale	(6)	0	0
Net cash inflow (outflow) from investing activities	(743)	(335)	(862)
Cash flows from financing activities
Proceeds from borrowings	168	753	815
Repayment of borrowings	(123)	(967)	(767)
Repayment of lease liabilities	(42)
Finance costs - borrowings	(128)	(130)	(138)
Finance costs - leases	(9)
Bond settlement premium, RCF and bond transaction costs	0	(10)	0
Dividends paid	(43)	(39)	(58)
Net cash inflow (outflow) from financing activities from continuing operations	(177)	(393)	(148)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	(177)	(393)	(148)
Net increase (decrease) in cash and cash equivalents	127	129	(13)
Translation	0	(5)	3
Cash and cash equivalents at beginning of year	329	205	215
Cash and cash equivalents at end of year	456	329	205
Project capital
Cash flows from investing activities
Capital expenditure	(336)	(170)	(132)
Stay-in-business capital
Cash flows from investing activities
Capital expenditure	$ (367)	$ (405)	$ (543)